Prepayments, other receivables and other assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Prepayments, other receivables and other assets
Prepayment to charging stations	¥ 94,583		¥ 110,766
Prepayment for chargers procurement	75,520		55,983
Value-added tax deductible	51,650		59,011
Prepayment for rental, facilities and utilities	45,457		57,681
Miscellaneous prepayments	10,906		7,136
Deposits	6,367		6,629
Amount due from related parties	1,861		27,703
Other receivables from related parties	5,000		7,400
Others	108,758		111,468
Total	¥ 395,102	$ 54,368	¥ 436,377